Exceptional items	12 Months Ended
Jun. 30, 2022
Exceptional Items [Abstract]
Exceptional items
4. Exceptional items

Accounting policies
Critical accounting judgements Exceptional items are those that in management’s judgement need to be disclosed separately. Such items are included within the income statement caption to which they relate. It is believed that separate disclosure of exceptional items and the classification between operating and non-operating further helps investors to understand the performance of the group.
Changes in estimates and reversals in relation to items previously recognised as exceptional are presented consistently as exceptional in the current year.
Operating items Exceptional operating items are those that are considered to be material and unusual or non-recurring in nature and are part of the operating activities of the group, such as impairment of intangible assets and fixed assets, indirect tax settlements, property disposals and changes in post employment plans.
Non-operating items Gains and losses on the sale or directly attributable to a prospective sale of businesses, brands or distribution rights, step up gains and losses that arise when an investment becomes an associate or an associate becomes a subsidiary and other material, unusual non-recurring items, that are not in respect of the production, marketing and distribution of premium drinks, are disclosed as non-operating exceptional items below operating profit in the consolidated income statement.
Taxation items Exceptional current and deferred tax items comprising material and unusual or non-recurring items that impact taxation. Examples include direct tax provisions and settlements in respect of prior years and the remeasurement of deferred tax assets and liabilities following tax rate changes.

	2022 £ million	2021 £ million	2020 £ million
Exceptional operating items
Brand, goodwill, tangible and other assets impairment (a)	(336)	—	(1,345)
Winding down Russian operations (b)	(50)	—	—
Donations (c)	(2)	(5)	(89)
Ongoing litigation in Turkey (d)	—	(15)	—
Guaranteed minimum pension equalisation (e)	—	(5)	—
Obsolete inventories (f)	—	7	(30)
Substitution drawback (g)	—	3	83
Indirect tax in Korea (h)	—	—	24
	(388)	(15)	(1,357)
Non-operating items
Sale of businesses and brands
Meta Abo Brewery (i)	(95)	—	—
Windsor business (j)	(19)	—	—
Picon brand (k)	91	—	—
United National Breweries (l)	6	10	(32)
USL businesses (m)	—	3	—
Portfolio of 19 brands (n)	—	1	2
Loss on disposal of associate (o)	—	—	(1)
Step acquisitions (p)	—	—	8
	(17)	14	(23)

Exceptional items before taxation	(405)	(1)	(1,380)
Items included in taxation (note 7 (b))	31	(84)	154

Total exceptional items	(374)	(85)	(1,226)
Attributable to:
Equity shareholders of the parent company	(271)	(86)	(1,157)
Non-controlling interests	(103)	1	(69)
Total exceptional items	(374)	(85)	(1,226)

(a) In the year ended 30 June 2022, an impairment charge of £336 million was recognised in exceptional operating items in respect of the McDowell's No.1 brand (£240 million), Bell's brand (£77 million) and Smirnov related goodwill (£19 million).
In the year ended 30 June 2020, an impairment charge of £1,345 million was recognised in exceptional operating items, comprising of £655 million in respect of the India cash-generating unit containing the India goodwill, £116 million in respect of the USL popular brands category (Old Tavern brand £78 million and Bagpiper brand £38 million) and £1 million in respect of fixed assets in India; £434 million in respect of the Windsor Premier brand; £84 million in respect of property, plant and equipment in Nigeria; and £55 million in respect of property, plant and equipment in Ethiopia.
For further information, see note 9 (d).

(b) In March 2022, a decision was taken to suspend exporting to and selling in Russia and on 28 June 2022, Diageo decided that it would wind down its operations in Russia over the following six months. Losses of £50 million directly attributable to the wind down primarily include provisions for onerous contracts (£14 million) and redundancies (£13 million). Total impact of winding down operations in Russia resulted in a loss of £146 million, including impairment of the Bell’s brand (£77 million), Smirnov related goodwill (£19 million), and directly attributable items.
(c) An exceptional charge of $3 million (£2 million) (2021 – £5 million) was recognised as part of the 'Raising the Bar' programme, in addition to the commitment of $100 million (£81 million) announced in the year ended 30 June 2020. The additional charge represents the re-investment of corporate tax benefit in the fund in certain markets, where a corporate tax deduction is available, and was recognised as an exceptional operating item, consistent with the initial commitment. Diageo also provided other forms of support to help our communities and the industry, which amounted to £8 million in the year ended 30 June 2020.
(d) In the year ended 30 June 2021, an additional provision of £15 million was recorded as an exceptional item in respect of ongoing litigation in Turkey, bringing the provision’s balance to £23 million following a settlement of £1 million during that year.
(e) On 20 November 2020, the High Court of Justice of England and Wales issued a ruling that requires pension schemes to equalise pension benefits for men and women for the calculation of their guaranteed minimum pension liability (GMP) on historic transfers out, which resulted in an additional liability of £5 million in the year ended 30 June 2021. The corresponding expense was recognised as an exceptional operating item consistently with the charge in relation to the initial GMP ruling.
(f) In the year ended 30 June 2021, an inventory provision of £7 million (2020 - a charge of £30 million) was released in respect of obsolete inventories that had earlier been expected to be returned and destroyed as a direct consequence of the Covid-19 pandemic, resulting in an exceptional gain. The provision release was recognised as an exceptional operating item consistently with the original charge in the year ended 30 June 2020.
(g) In the year ended 30 June 2021, an additional gain of $4 million (£3 million) was recognised in exceptional operating items for excess receipts in respect of substitution drawback claims that had been filed and were to be filed with the US Government in relation to prior years. The changes in estimates were recognised as an exceptional operating item consistently with the initial income of £83 million in the year ended 30 June 2020.
(h) An assessment was issued by the Korea Tax Authority in the year ended 30 June 2020 that resulted in the reversal of the prior year's provision in the amount of £24 million.
(i) On 25 April 2022, Diageo completed the sale of its Ethiopian subsidiary, Meta Abo Brewery Share Company. A loss of £95 million was recognised as a non-operating item attributable to the sale, including cumulative translation losses in the amount of £63 million recycled to the income statement.
(j) On 25 March 2022, Diageo agreed to the sale of its Windsor business in Korea. At 30 June 2022, assets and liabilities attributable to Windsor business were classified as held for sale and were measured at the lower of their cost and fair value less cost of disposal. In the year ended 30 June 2022, a loss of £19 million was recognised as a non-operating item, mainly in relation to transaction and other costs directly attributable to the prospective sale of the business. At 30 June 2022, cumulative translation gains recognised in exchange reserves were £141 million which will be recycled to the income statement on completion of the transaction, in the year ending 30 June 2023.
(k) On 10 May 2022, Diageo sold its Picon brand. The sale resulted in an exceptional non-operating gain of £91 million, net of disposal costs. Disposal costs relating to the transaction amounted to £9 million.
(l) In the year ended 30 June 2022, ZAR 133 million (£6 million) of deferred consideration was paid to Diageo in respect of the sale of United National Breweries, the full amount of which represented a non-operating gain (2021 – a gain of £10 million; 2020 - a loss of £32 million).
(m) Certain subsidiaries of United Spirits Limited (USL) were sold in the year ended 30 June 2021. The sale of these subsidiaries resulted in an exceptional gain of £3 million.
(n) In the year ended 30 June 2021, the group reversed £1 million (2020 - £2 million) from provisions in relation to the sale of a portfolio of 19 brands to Sazerac on 20 December 2018.
(o) In the year ended 30 June 2020, the disposal of an associate, Equal Parts, LLC resulted in an exceptional loss of £1 million.
(p) In the year ended 30 June 2020, Diageo completed the acquisition of Seedlip and Anna Seed 83 and acquired controlling interests in certain Distill Ventures entities. As a result of these entities becoming subsidiaries of the group, a gain of £8 million arose, being the difference between the book value of the associates prior to the transaction and their fair value.
For further information on acquisition and sale of businesses and brands, see note 8 (a) and 8 (b).
Cash payments and receipts included in net cash inflow from operating activities in respect of exceptional items were as follows:

	2022 £ million	2021 £ million	2020 £ million
Donations	(37)	(50)	(7)
Thalidomide (note 15 (d) (i))	(16)	(15)	(17)
Winding down Russian operations	(13)	—	—
Indirect tax in Korea	—	(10)	—
Ongoing litigation in Turkey	—	(1)	—
Substitution drawback	—	60	26
French tax audit	—	—	(88)
Total cash payments	(66)	(16)	(86)